SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,109,436
Weighted average remaining contractual term (years)	4 years 5 months 19 days
Weighted average exercise price (in usd per share)	$ 19.82
Options Exercisable (in shares) | shares	425,433
Weighted average exercise price of options exercisable (in usd per share)	$ 36.24
0.29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.29
Range of exercise price, upper (in usd per share)	$ 0.29
Options outstanding (in shares) | shares	810,121
Weighted average remaining contractual term (years)	4 years 6 months 21 days
Weighted average exercise price (in usd per share)	$ 0.28
Options Exercisable (in shares) | shares	197,163
Weighted average exercise price of options exercisable (in usd per share)	$ 0.28
6.72-9.89
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	6.72
Range of exercise price, upper (in usd per share)	$ 9.89
Options outstanding (in shares) | shares	2,983
Weighted average remaining contractual term (years)	4 years 25 days
Weighted average exercise price (in usd per share)	$ 7.20
Options Exercisable (in shares) | shares	2,983
Weighted average exercise price of options exercisable (in usd per share)	$ 7.20
12.45-17.72
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	12.45
Range of exercise price, upper (in usd per share)	$ 17.72
Options outstanding (in shares) | shares	398
Weighted average remaining contractual term (years)	7 months 28 days
Weighted average exercise price (in usd per share)	$ 14.86
Options Exercisable (in shares) | shares	398
Weighted average exercise price of options exercisable (in usd per share)	$ 14.86
336.02-48.48
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	336.02
Range of exercise price, upper (in usd per share)	$ 48.48
Options outstanding (in shares) | shares	50,899
Weighted average remaining contractual term (years)	4 years 1 month 17 days
Weighted average exercise price (in usd per share)	$ 40.72
Options Exercisable (in shares) | shares	34,106
Weighted average exercise price of options exercisable (in usd per share)	$ 41.16
54.95-80.76
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	54.95
Range of exercise price, upper (in usd per share)	$ 80.76
Options outstanding (in shares) | shares	143,780
Weighted average remaining contractual term (years)	2 years 10 months 6 days
Weighted average exercise price (in usd per share)	$ 71.32
Options Exercisable (in shares) | shares	134,079
Weighted average exercise price of options exercisable (in usd per share)	$ 71.05
85.104-151.63
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	85.104
Range of exercise price, upper (in usd per share)	$ 151.63
Options outstanding (in shares) | shares	101,255
Weighted average remaining contractual term (years)	4 years 11 months 12 days
Weighted average exercise price (in usd per share)	$ 118.55
Options Exercisable (in shares) | shares	56,704
Weighted average exercise price of options exercisable (in usd per share)	$ 106.52